UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         August 3, 2012
------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                     105
                                                    ------------------

Form 13F Information Table Value Total:               $ 512,547
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    20937   233673 SH       Sole                   233073               600
ALLSTATE CORP.                 COM              020021010      246     7000 SH       Sole                     7000
ALTRIA GROUP INC.              COM              02209S103      842    24370 SH       Sole                    24370
APPLE INC                      COM              037833100     4812     8240 SH       Sole                     8240
ARES CAP CORP                  COM              04010L103      479    30000 SH       Sole                    30000
ASCENT CAPITAL GROUP INC SERIE COM              043632108    10350   200000 SH       Sole                   200000
AT&T CORP.                     COM              001957109      741    20791 SH       Sole                    20791
BEAM INC.                      COM              349631101     8844   141527 SH       Sole                   141527
BERKSHIRE HATHAWAY CL A	    COM	        084670108      750        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670702    10216   122595 SH       Sole                   122445               150
BP PLC - SPONS ADR             COM              056622104      266     6555 SH       Sole                     6555
BRISTOL-MYERS                  COM              110122108      848    23599 SH       Sole                    23599
BROCADE COMM.                  COM              111621306      5384 1092000 SH       Sole                  1092000
CATERPILLAR INC                COM              149123101      679     8000 SH       Sole                     8000
CHEVRON CORP                   COM              166764100     9006    85364 SH       Sole                    84814               550
CISCO SYSTEMS                  COM              17275R102     4672   272110 SH       Sole                   271510               600
CNO FINANCIAL                  COM              12621E103    24268  3111250 SH       Sole                  3110250              1000
COCA COLA CO                   COM              191216100     8271   105785 SH       Sole                   104885               900
CONOCOPHILLIPS                 COM              20825C104      438     7830 SH       Sole                     7830
CORNING, INC.                  COM              219350105     2244   173520 SH       Sole                   173520
CVS CAREMARK                   COM              126650100    17395   372252 SH       Sole                   372252
DEERE & CO                     COM              244199105     9268   114600 SH       Sole                   114600
DISCOVER COMM C                COM              25470F302    12522   250000 SH       Sole                   250000
DOVER CORP                     COM              260003108      863    16100 SH       Sole                    16100
DU PONT                        COM              263534109    10000   197750 SH       Sole                   196850               900
EMC CORP./MASS                 COM              268648102      535    20856 SH       Sole                    20856
EXELIS INC                     COM              30162A108     1519   154031 SH       Sole                   154031
EXXON MOBIL                    COM              30231G102     2079    24292 SH       Sole                    24292
FEDERAL MOGUL                  COM              313549404     3300   300000 SH       Sole                   300000
FEDERATED INVESTORS            COM              314211103      436    19947 SH       Sole                    19947
FORTUNE BRANDS HOME & SECURITY COM              34964c106     1942    87200 SH       Sole                    87200
FREEPORT-MCMORAN               COM              35671d857     3739   109750 SH       Sole                   109750
GENERAL ELECTRIC               COM              369604103      776    37221 SH       Sole                    37221
GOOGLE INC                     COM              38259P508      998     1720 SH       Sole                     1720
HALLIBURTON CO.                COM              406216101      338    11894 SH       Sole                    11894
HALLMARK FINL SVCS INC         COM              40624Q203     6240   800000 SH       Sole                   800000
HARMAN INTL.                   COM              413086109    14771   373000 SH       Sole                   373000
INTEL CORP                     COM              458140100     7266   272658 SH       Sole                   270658              2000
INTELLIPHARMACEUTICS           COM              458173101       32    10000 SH       Sole                    10000
INTL. BUS. MACHINES            COM              459200101      707     3613 SH       Sole                     3613
ITT CORP                       COM              450911201     1795   102015 SH       Sole                   102015
J.P. MORGAN CHASE              COM              46625H100     8666   242546 SH       Sole                   241046              1500
JOHNSON&JOHNSON                COM              478160104     6947   102827 SH       Sole                   102827
KRAFT FOODS                    COM              50075N104      280     7262 SH       Sole                     7262
LIBERTY INTERACTIVE CORPORATIO COM              53071M104     7554   425000 SH       Sole                   425000
MCDONALD'S CORP.               COM              580135101     1295    14624 SH       Sole                    14624
MCEWEN MNG INC                 COM              58039P107     6263  2080800 SH       Sole                  2080800
MERCK & CO. INC.               COM              58933Y105     1073    25699 SH       Sole                    25699
MICROSOFT CORP                 COM              594918104    17167   561211 SH       Sole                   561211
NORWOOD RES.                   COM              669958100        0    10000 SH       Sole                    10000
NUANCE COMM.                   COM              67020Y100      357    15000 SH       Sole                    15000
OMNICARE INC                   COM              681904108    10930   350000 SH       Sole                   350000
OPTIMER PHARM.                 COM              68401H104      309    20000 SH       Sole                    20000
PACIFIC RIM MINING             COM              694915208        7    83000 SH       Sole                    83000
PAR PHARM.                     COM              69888P106     6901   190956 SH       Sole                   190956
PFIZER INC                     COM              717081103    14309   622115 SH       Sole                   618915              3200
PHILIP MORRIS INTl.            COM              718172109    17237   197539 SH       Sole                   196339              1200
PNC BANK CORP.                 COM              693475105      730    11940 SH       Sole                    11940
PROCTER & GAMBLE               COM              742718109      313     5107 SH       Sole                     5107
QUALCOMM INC.                  COM              747525103    19679   353421 SH       Sole                   352421              1000
ROYAL DUTCH SHELL              COM              780259206     1228    18207 SH       Sole                    18207
SATCON TECH                    COM              803893106       11    50000 SH       Sole                    50000
SOUTHERN CO                    COM              842587107      202     4363 SH       Sole                     4363
SOUTHWSTRN ENERGY              COM              845467109      607    19000 SH       Sole                    19000
TITAN INTL INC                 COM              88830M102      613    25000 SH       Sole                    25000
TOYOTA MOTOR                   COM              892331307      208     2581 SH       Sole                     2581
TYCO INTL.                     COM              H89128104    28039   530546 SH       Sole                   528546              2000
UNITED BANKSHARES              COM              909907107     4197   162169 SH       Sole                   162169
UNITED COMMUNITY BANKS INC     COM              90984P303     3428   400000 SH       Sole                   400000
USG CORP NEW                   COM              903293405     5715   300000 SH       Sole                   300000
VANTAGE DRILLING               COM              G93205113      150   100000 SH       Sole                   100000
VERIZON COMM.                  COM              92343V104     9471   213117 SH       Sole                   213117
WASTE MGMT.                    COM              94106L109     1131    33850 SH       Sole                    33850
WEBMD HEALTH                   COM              94770v102     3589   175000 SH       Sole                   175000
XYLEM INC                      COM              98419M100     5129   203791 SH       Sole                   203791
ZIMMER HOLDINGS                COM              98956P102    12945   201135 SH       Sole                   201135
GENERAL MOTORS 4.75% 12/1/13                    37045v209    11883   357915 SH       Sole                   355715              2200
ISHARES TR S&P MIDCAP 400      MUTUAL           464287507      283     3000 SH       Sole                     3000
MARKET VECTORS GOLD MINERS     MUTUAL           57060U100     1811    40450 SH       Sole                    40450
SPDR-HEALTHCARE                MUTUAL           81369Y209     2145    56430 SH       Sole                    56430
SPDR-UTILITIES                 MUTUAL           81369Y886      462    12500 SH       Sole                    12500
WISDOMTREE LARGECAP DIV        MUTUAL           97717W307     1416    26995 SH       Sole                    26995
iSHARES DIVIDEND               MUTUAL           464287168      365     6500 SH       Sole                     5000              1500
iSHARES PREFERRED STOCK INDEX  MUTUAL           464288687      476    12200 SH       Sole                    12200
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    44223   699396 SH       Sole                   695996              3400
iSHARES RUSSELL 1000 VALUE     MUTUAL           464287598      522     7657 SH       Sole                     7657
ISHARES EAFE GROWTH INDEX      COM              464288885     2736    51076 SH       Sole                    50876               200
MARKET VECTORS VIETNAM ETF     COM              57060U761      202    11000 SH       Sole                    11000
SPDR S&P INTL. DIVIDEND        COM              78463X772     2209    49625 SH       Sole                    49625
GUGGENHEIM GLOBAL TIMBER       COM              18383Q879      303    18000 SH       Sole                    18000
ISHARES COMEX GOLD TRUST       COM              464285105      840    54005 SH       Sole                    54005
MARKET VECTORS AGRIBUSINESS    COM              57060u605      451     9100 SH       Sole                     9100
REDWOOD TRUST                  COM              758075402     2213   177350 SH       Sole                   177350
SPDR GOLD TRUST                COM              78463v107     7265    46811 SH       Sole                    46411               400
ISHARES BARCLAYS 1-3 YR TREAS  BOND             464287457      468     5550 SH       Sole                     5550
SPDR BRCLYS CAPITAL HI YLD     BOND             78464A417     1194    30270 SH       Sole                    30270
SPDR SHORT-TERM CORPORATE BOND BOND             78464A474     2752    90393 SH       Sole                    90393
iSHARES AGGREG. INDEX          BOND             464287226     8789    78970 SH       Sole                    77970              1000
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     2322    22174 SH       Sole                    22174
iSHARES BARCLAYS TIPS          BOND             464287176      239     2000 SH       Sole                     2000
iSHARES INTERMED. CREDIT       BOND             464288638      301     2750 SH       Sole                     2750
BLACKROCK MUNIYIELD INV FUND   TAX-FREE         09254R104      556    34000 SH       Sole                    34000
SPDR BARCLAYS MUNI BOND ETF    TAX-FREE         78464A458      212     8800 SH       Sole                     8800
SPDR SHORT TERM MUNICIPAL      TAX-FREE         78464A425     8133   332900 SH       Sole                   332900
iSHARES NATIONAL AMT-FREE MUNI TAX-FREE         464288414      275     2500 SH       Sole                     2500